PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 5.1%
Northrop Grumman Corp.	16,949	$5,210,800
Raytheon Technologies Corp.	71,932	4,432,450
		9,643,250
Automobiles 1.4%
General Motors Co.	106,736	2,700,421
Banks 12.5%
Bank of America Corp.	217,587	5,167,691
JPMorgan Chase & Co.	79,095	7,439,676
PNC Financial Services Group, Inc. (The)	53,349	5,612,848
Truist Financial Corp.	141,001	5,294,588
		23,514,803
Capital Markets 3.5%
Goldman Sachs Group, Inc. (The)	33,466	6,613,551
Chemicals 5.7%
FMC Corp.	40,270	4,011,697
Linde PLC (United Kingdom)(a)	31,782	6,741,280
		10,752,977
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	70,665	3,895,761
Entertainment 2.3%
Walt Disney Co. (The)	39,344	4,387,249
Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	15,597	4,032,448
Food & Staples Retailing 3.4%
Walmart, Inc.	53,687	6,430,629
Food Products 2.1%
Mondelez International, Inc. (Class A Stock)	77,674	3,971,472
Health Care Equipment & Supplies 1.9%
Zimmer Biomet Holdings, Inc.	30,362	3,624,008

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 4.3%
Cigna Corp.	19,053	$3,575,296
Laboratory Corp. of America Holdings*	27,537	4,574,171
		8,149,467
Household Durables 1.0%
D.R. Horton, Inc.	35,175	1,950,454
Household Products 2.0%
Procter & Gamble Co. (The)	32,242	3,855,176
Insurance 5.9%
Chubb Ltd.	43,343	5,488,091
MetLife, Inc.	155,857	5,691,897
		11,179,988
Interactive Media & Services 4.1%
Alphabet, Inc. (Class A Stock)*	5,411	7,673,069
Machinery 1.8%
Otis Worldwide Corp.	58,859	3,346,723
Multi-Utilities 2.8%
Dominion Energy, Inc.	64,564	5,241,306
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	61,489	5,486,664
Suncor Energy, Inc. (Canada)	189,363	3,192,660
		8,679,324
Pharmaceuticals 7.6%
AstraZeneca PLC (United Kingdom), ADR	151,315	8,003,050
Eli Lilly & Co.	38,419	6,307,632
		14,310,682
Road & Rail 4.6%
Union Pacific Corp.	51,178	8,652,664
Semiconductors & Semiconductor Equipment 2.8%
Texas Instruments, Inc.	41,127	5,221,895

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 8.4%
Microsoft Corp.	43,592	$8,871,408
SAP SE (Germany), ADR(a)	49,223	6,891,220
		15,762,628
Specialty Retail 6.4%
Lowe’s Cos., Inc.	58,504	7,905,061
Ross Stores, Inc.	48,843	4,163,377
		12,068,438

Total Long-Term Investments (cost $182,043,880)		185,658,383

Short-Term Investments 6.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,426,025	3,426,025
PGIM Institutional Money Market Fund (cost $9,115,473; includes $9,106,525 of cash collateral for securities on loan)(b)(w)	9,117,335	9,117,335

Total Short-Term Investments (cost $12,541,498)		12,543,360

TOTAL INVESTMENTS 105.0% (cost $194,585,378)		198,201,743
Liabilities in excess of other assets (5.0)%		(9,466,108)

Net Assets 100.0%		$188,735,635

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,009,100; cash collateral of $9,106,525 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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